Consolidated Statement of Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of Consolidated Statement of Comprehensive Income [Abstract]
Net income for the year	$ 1,595.4	$ 5,184,551	$ 3,162,433	[2]	$ 3,516,936	[2]
Net gain (loss) on hedges of net investments in foreign operations:
Foreign currency translation differences from hedged foreign operations	346.1	1,124,732	(47,197)		(475,000)
Hedging derivative instrument	(168.4)	(547,310)	16,832		291,506
Hedging non-derivative instrument	(177.5)	(576,881)	30,568		35,819
Cash flow hedges	(6.1)	(19,789)	(2,340)		17,967
Foreign currency translation differences from unhedged foreign operations	(92.3)	(299,804)	(91,497)		(125,161)
Unrealized gains (losses) on securities at FVOCI (2017: available for sale securities)
Debt financial instruments	(33.0)	(107,084)	284,480		948,212
Equity financial instruments			57,245		34,509
Investments in associates and joint ventures	6.9	22,400	1,128		(20,061)
Income (Expenses) tax	99.4	323,138	(97,698)		(378,877)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(24.8)	(80,598)	151,521		328,914
Items that will not be reclassified to profit or loss
Unrealized gains (losses) on equity securities at FVOCI	(41.3)	(134,084)
Actuarial gains (losses) from defined benefit pension plans	5.5	18,013	(100,232)		(41,228)
Income (expenses) tax	(4.0)	(13,082)	24,081		14,521
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(39.7)	(129,153)	(76,151)		(26,707)
Total other comprehensive income	(64.5)	(209,751)	75,370		302,207
Total comprehensive income, net of taxes	1,530.8	4,974,800	3,237,803		3,819,143
Total comprehensive income for the year attributable to:
Owners of the parent	854.5	2,776,768	1,999,663		2,351,354
Non-controlling interest	676.4	2,198,032	1,238,140		1,467,789
Comprehensive income	$ 1,530.8	$ 4,974,800	$ 3,237,803		$ 3,819,143

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.